Revenue	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
Revenue

3. Revenue

The Company derives revenue from the transfer of goods and services over time and at a point in time in the following categories:

	Three months ended		Six months ended
	June 30,		June 30,
	2023	2022	2023	2022
	$	$	$	$
License fees	795	(206)	1,554	226
Development services	1,402	(77)	2,741	889
Product sales	-	-	-	57
Royalties	7	24	26	43
Supply chain	42	37	53	80
	2,246	(222)	4,374	1,295

The Company recorded revenue for the transfer of services over time for the three-months ended June 30, 2023, of $2,197 (2022 – ($283)) and the six-months ended June 30, 2023, of $4,295 (2022 - $1,115). While revenue recorded at a point in time for the three-months ended June 30, 2023, was $49 (2022 – $61) and the six-months ended June 30, 2023, was $79 (2022 - $180).

Pharmanovia:

On March 15, 2023, with the Company’s consent, Consilient Health (“CH”) entered into an assignment agreement with Pharmanovia to transfer the current licensing agreement for the commercialization of macimorelin in the European Economic Area and the United Kingdom to Pharmanovia, as well as the current supply agreement pursuant to which the Company agreed to provide the licensed product (together, the “Assignment Agreement”). Also on March 15, 2023, the Company and Pharmanovia entered into an amendment agreement, pursuant to which the Company provided its acknowledgement and consent to the Assignment Agreement and agreed to certain amended terms which do not materially differ from the previous license and supply agreement with CH. Subsequent to the execution of the Assignment Agreement, the aggregate amount of the transaction price allocated to the Company’s unsatisfied performance obligations was $1,658 (€1,540), comprised of; the combined adult indication performance obligation of $1,233 (€1,145), and the combined pediatric indication performance obligation of $425 (€395). The Company will continue to recognize revenue over time using an output method based on units of licensed product supplied to Pharmanovia. The total units that the Company expects to supply to Pharmanovia is an estimate, based on current projections and anticipated market demand, and therefore will be a significant judgement that will be relied upon when using the outputs method to recognize revenue.

Aeterna Zentaris Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of June 30, 2023, and for the three and six months ended June 30, 2023, and 2022

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

Novo Nordisk Health Care AG:

On August 26, 2022, Novo provided the Company with a notice of termination of the Novo Amendment. Under the terms of the Novo Amendment, the termination was effective May 23, 2023, upon the completion of a 270-day notice period (“notice period”). Upon termination, the rights and licenses granted by the Company to Novo under the Novo Amendment returned to the Company, and the Company regained full rights to continue the clinical development and future commercialization of Macrilen™. Following the notice of termination and throughout the 270-day notice period, as per the terms of the Novo Amendment, Novo continued to fund DETECT-trial costs up to $10.1 million (€9.4 million). As of May 23, 2023, the Company recognized all remaining license fees associated with the Pediatric indication and development services revenue previously recorded in deferred revenue.

Liabilities related to contracts with customers

The following table provides a summary of deferred revenue balances:

	June 30, 2023
	Current	Non-current	Total
	$	$	$
Novo Nordisk Health Care	-	-	-
Pharmanovia	193	1,459	1,652
NK Meditech	9	121	130
	202	1,580	1,782

	December 31, 2022
	Current	Non-current	Total
	$	$	$
Novo Nordisk Health Care	2,914	-	2,914
Consilient Health	35	1,556	1,591
NK Meditech	-	128	128
	2,949	1,684	4,633

Aeterna Zentaris Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of June 30, 2023, and for the three and six months ended June 30, 2023, and 2022

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)